Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues and lease income	$ 485,580	$ 16,973	$ 726,512	$ 33,946		$ 522,696
Cost of revenue	999		4,000			67,806
Gross profit	484,581	16,973	722,512	33,946		454,890
Operating expenses
Sales and marketing	28,175	772,405	288,259	802,683	1,085,300	1,782,000
Impairment loss			245,674		4,158,243
General and administrative expenses	699,597	739,801	1,309,777	2,073,747	3,107,457	2,875,818
Total operating expenses	727,772	1,512,206	1,843,710	2,876,430	8,351,000	4,657,818
Loss from operations	(243,191)	(1,495,233)	(1,121,198)	(2,842,484)	(8,351,000)	(4,202,928)
Other income (expense)
Other income					540	91,624
Loss from debt extinguishment			(49,329)			(10,876)
Change in fair value derivative liability	295,901		(101,777)		(33,992)
Loss from equity-method investment		(140,989)		(182,093)	(422,493)	(168,170)
Loss from related party debt extinguishment					(78,508)
Interest Income		536		536		18,234
Interest expense	(431,369)	(224,821)	(1,014,916)	(329,188)	(1,532,186)	(800,822)
Total other expense	(135,468)	(365,274)	(1,166,022)	(510,745)	(2,066,639)	(859,134)
Net loss	(378,660)	(1,860,507)	(2,287,221)	(3,353,229)	$ (10,417,639)	$ (5,062,062)
Preferred stock dividends	60,003	15,000	75,003	30,000
Net loss applicable to common shareholders	$ (438,663)	$ (1,935,510)	$ (2,302,221)	$ (3,383,229)
Loss per common share - basic	$ (0.01)	$ (0.05)	$ (0.04)	$ (0.10)	$ (0.29)	$ (0.18)
Loss per common share - diluted	$ (0.01)	$ (0.05)	$ (0.04)	$ (0.10)	$ (0.29)	$ (0.18)
Weighted average common shares outstanding - basic	61,929,046	35,452,918	63,973,603	34,164,313	35,605,172	28,186,226
Weighted average common shares outstanding - diluted	61,929,046	35,452,918	63,973,603	34,164,313	35,605,172	28,186,226